UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21180

BlackRock Florida Insured Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Florida Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—157.8%
		Florida—151.0%
		Capital Trust Agcy. Multi-Fam., American Oppty. Proj.,
Baa1	$1,000	Ser. A, 5.875%, 6/01/38	06/13 @ 102	$ 930,500
Baa3	995	Ser. C, 7.25%, 6/01/38	06/13 @ 102	949,469
NR	3,935	Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	4,097,201
		Florida Brd. of Ed.,
AAA	9,000	GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	9,193,590
AAA	8,640 [3]	Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,077,011
AAA	7,000	Florida Dept. of Transp., 5.00%, 7/01/27, FSA	07/12 @ 101	7,151,550
AAA	8,695	Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	8,799,601
A	8,500	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,053,945
AAA	7,580	Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,756,993
		Jacksonville,
AAA	8,000	Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,197,280
AAA	9,500	Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	9,710,235
AAA	9,500	Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,597,850
AAA	2,865	Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,899,982
AAA	1,480	Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA	05/12 @ 101	1,501,253
AAA	9,000	Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,162,990
AAA	26,935	Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	6,054,719
AAA	7,975	Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,157,308
AAA	2,000	Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,039,400
AAA	9,250	Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,456,182
AAA	4,000	Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,227,200
		Palm Bay Util., FGIC,
AAA	4,015	Zero Coupon, 10/01/28	No Opt. Call	1,167,923
AAA	5,570	Zero Coupon, 10/01/31	No Opt. Call	1,365,374
AAA	9,200	Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,322,084
AA-	5,000	Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	5,146,150
AAA	9,500	Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA	10/13 @ 100	9,614,285
AAA	5,000	Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC	10/13 @ 100	5,074,550
AAA	825 [4]	Port St. Lucie Util., 5.125%, 9/01/31, MBIA	N/A	915,857
AAA	2,945	Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,169,645
AAA	3,500	St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,554,145
AAA	2,000	Tampa Bay Wtr. Util. Sys., Ser. A, 5.00%, 10/01/28, FGIC	10/11 @ 100	2,033,400
		Tohopekaliga Wtr. Auth., Ser. B, FSA,
AAA	1,980	5.00%, 10/01/21	10/13 @ 100	2,089,732
AAA	1,000	5.00%, 10/01/23	10/13 @ 100	1,044,180
		Vlg. Cmnty. Dev. Dist., Assmt. Rev.,
NR5	4,730	Ser. A, 6.50%, 5/01/33	05/13 @ 101	4,987,028
NR5	365	Ser. B, 5.40%, 5/01/07	No Opt. Call	370,245
AAA	12,000	Vlg. Cntr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	12,064,680

				189,933,537

		Puerto Rico—6.8%
BBB	9,405	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	8,528,078

		Total Long-Term Investments (cost $195,972,483)		198,461,615

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.0%
1,300	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,300,000)	$ 1,300,000

	Total Investments—158.8% (cost $197,272,483)	$199,761,615
	Other assets in excess of liabilities—1.6%	1,983,997
	Preferred shares at redemption value, including dividends payable—(60.4)%	(76,001,772)

	Net Assets Applicable to Common Shareholders—100%	$125,743,840

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 83.1% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Insured Municipal Income Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005